Note 24 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Sales	$ 3,626,570	$ 3,757,054
Non-current assets	420,819	379,669
CANADA
Statement Line Items [Line Items]
Sales	414,183	476,208
Non-current assets	201,985	189,911
UNITED STATES
Statement Line Items [Line Items]
Sales	2,465,794	2,793,004
Non-current assets	207,147	182,840
International [member]
Statement Line Items [Line Items]
Sales	746,593	487,842
Non-current assets	$ 11,687	$ 6,918